Expense Example - FidelityStrategicRealReturnFund-AMCIZPRO - FidelityStrategicRealReturnFund-AMCIZPRO - Fidelity Strategic Real Return Fund	Nov. 29, 2024 USD ($)
Fidelity Advisor Strategic Real Return Fund - Class A
Expense Example:
1 year	$ 493
3 years	704
5 years	936
10 years	1,600
Fidelity Advisor Strategic Real Return Fund - Class C
Expense Example:
1 year	273
3 years	548
5 years	950
10 years	1,881
Fidelity Advisor Strategic Real Return Fund - Class M
Expense Example:
1 year	493
3 years	706
5 years	940
10 years	1,610
Fidelity Advisor Strategic Real Return Fund - Class I
Expense Example:
1 year	72
3 years	237
5 years	419
10 years	945
Fidelity Advisor Strategic Real Return Fund - Class Z
Expense Example:
1 year	62
3 years	206
5 years	365
10 years	$ 827